Related parties	12 Months Ended
Dec. 31, 2021
Related parties
Related parties

25 Related parties

Transaction with shareholders

In July 2020, we completed a follow-on public offering of 3,500,000 common shares of the Company (the “Follow-on Equity Offering”), consisting of 2,000,000 common shares offered by the Company and 1,500,000 common shares offered by selling shareholders at a price to the public of $14.00 per common share (i.e., EUR 12.71 per share). Aggregate offering proceeds, net of underwriting discounts, commissions and transaction costs, to the Company were EUR 22 million. We are not aware of any ordinary shares which were issued by the Company and sold in this transaction to related parties.

Based on a shareholder agreement from January 2016 the payment to the option holders of the VSOP 2016 will be reimbursed by the original shareholders to the Company at the same time when the obligation to pay the options holders arises. The payables by the Group to the holders of vested options were recorded as a liability with a carrying value of EUR 2,769k as of December 31, 2019 and a corresponding receivable against shareholders was recorded (see note 15). The shareholders agreement had a term until December 31, 2023. Upon completion of the July 2020 Offering, the relevant payables to the holders of vested options were settled mainly by the proceeds received from such original shareholders from the sale of their shares.

During 2020, the Company entered into a service contract with the former CEO, a major shareholder, to serve as an advisor during the transition period after his departure from the Company until December 31, 2020. For the year ended December 31, 2020, fees totaling EUR 11k were charged to profit or loss related to these services and the Group had payables of EUR 12k outstanding as of December 31, 2020. In 2021, no further service agreement have been entered into.

Remuneration of management in key positions

Key management have been defined as the members of the management board and the Company’s other key executive officers.

in EUR k	2021	2020	2019
Short‑term employee benefits	4,098	4,273	3,313
Post‑employment pension and medical benefits	23	23	10
Termination benefits	235	565	—
Share‑based payment transactions	822	1,822	3,395
Total compensation to key management	5,178	6,683	6,718

Due to the departure of the former CEO Arndt Rolfs in 2020, share-based payments include additional share-based expenses of EUR 776k for the accelerated vesting of outstanding equity awards and termination benefits include the severance payout of EUR 565k. As of December 31, 2020, the Group had amounts of EUR 1,325k (2019: EUR 769k) accrued for key management compensation. (See “Note 27 – Subsequent Developments” of our consolidated financial statements as of and for the year ended December 31, 2021.)

There are no pension commitments for members of the management board.

During 2021, 15,000 share options and 142,764 RSUs were granted under the 2019 Plan to key management personnel which are recognized as share-based payment expenses in profit and loss (see notes 20(vi)).

As of December 31, 2021, the Group has receivables of EUR Nil (2020: EUR 561k) recognized related to the exercise of options by key management personnel, including the former CEO Arndt Rolfs in 2000 who was a member of key management during the periods.

Remuneration of members of the Supervisory Board

The supervisory board received remuneration for its activities of EUR 688k in the reporting year (2020: EUR 603k; 2019: EUR 499k). In addition, as disclosed in note 20, certain members of the supervisory board received share-based awards under the 2019 Plan. For the year ended December 31, 2021, share-based payment expenses of EUR 2,564k (2020: EUR 2172k, 2019: EUR 704k) related to these awards were charged to profit and loss.

Transactions with members of management in key positions and other related parties

The Company purchased supplies used for COVID-19 testing from an entity related to a member of the supervisory board that joined the board in 2021. Expenses totaling EUR 5 thousand were charged to profit and loss related to the period of service of the board member.

For the year ended December 31, 2021, revenues totaling EUR 14 thousand were recognized in profit and loss in relation performance of COVID-19 testing services for entities related to members of the supervisory board.

For the year ended December 31, 2021, fees totaling EUR nil (2020: EUR nil; 2019: EUR 152k) were charged to profit or loss in relation to consulting services provided by a member of the supervisory board.